Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2021	Nov. 30, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Income Taxes [Line Items]
Net deferred tax assets		$ 364		$ 617	$ 479
Deferred tax assets		402		650
Deferred tax liabilities		38		33
Unused tax losses for which deferred tax assets have not been recognized		$ 1,611		1,855
Unused tax losses for which deferred tax assets have not been recognized, expiration period		10
Amount of tax recovered	$ 38
Additional income tax by denying the tax deductibility		$ 1,420
Foreign Exchange Capital Loss Reassessment [Member]
Disclosure Of Income Taxes [Line Items]
Income tax reassessment exposure of additional tax and interest			$ 300
Income tax reassessment unrecognized capital tax loss carryforwards			$ 500
Caribbean [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized		937		1,186
Canada [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized		519		611
US [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized		$ 674		$ 669